Consolidated Income Statements - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues	$ 276,855	$ 257,437	$ 249,477
Cost of sales	(182,965)	(168,858)	(159,946)
Gross profit	93,890	88,579	89,531
Operating expenses	(60,694)	(55,967)	(53,913)
Operating earnings before other expenses, net	33,196	32,612	35,618
Other expenses, net	(5,837)	(3,815)	(1,670)
Operating earnings	27,359	28,797	33,948
Financial expense	(12,597)	(19,301)	(21,487)
Financial income and other items, net	96	3,616	4,467
Share of profit of equity accounted investees	653	588	688
Earnings before income tax	15,511	13,700	17,616
Income tax	(4,467)	(520)	(3,125)
Net income from continuing operations	11,044	13,180	14,491
Discontinued operations	212	3,461	713
CONSOLIDATED NET INCOME	11,256	16,641	15,204
Non-controlling interest net income	789	1,417	1,173
CONTROLLING INTEREST NET INCOME	$ 10,467	$ 15,224	$ 14,031
Basic earnings per share	$ 0.22	$ 0.34	$ 0.32
Basic earnings per share from continuing operations	0.22	0.26	0.30
Diluted earnings per share	0.22	0.34	0.32
Diluted earnings per share from continuing operations	$ 0.22	$ 0.26	$ 0.30